MEASUREMENT UNCERTAINTY - IMPAIRMENT OF LONG-LIVED ASSETS (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 USD ($)
Impairment of Long-Lived Assets Held-for-use		CAD 13.0	$ 13.0	CAD 30.2
Inventory - operating and maintenance supplies and spare parts	CAD 0.0	1.9	1.9	0.0
Other assets	0.0	1.6	$ 1.6	0.0	$ 30.2
Goodwill	0.0	0.0		56.7
Asset Impairment and Other Charges	0.0	16.5		86.9
Powell River [Member]
Impairment of Long-Lived Assets Held-for-use	0.0	13.0		12.9
Port Alberni [Member]
Impairment of Long-Lived Assets Held-for-use	CAD 0.0	CAD 0.0		CAD 17.3